UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                         (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of June 30, 2015
		Shares	Value (Note 1)

CLOSED-END FUNDS - 102.49%
	Aberdeen Asia-Pacific Income Fund, Inc.	5,224	$25,911
	Aberdeen Global Income Fund, Inc.	48,944	420,918
†	Adams Diversified Equity Fund, Inc.	187,000	2,612,390
	Advent Claymore Convertible Securities and Income Fund II	637,588	4,086,939
	Advent Claymore Enhanced Growth & Income Fund	406,972	3,691,236
	Alpine Global Premier Properties Fund	744,347	4,815,925
	Alpine Total Dynamic Dividend Fund	142,500	1,231,200
	Ares Dynamic Credit Allocation Fund, Inc.	64,278	985,382
	Ares Multi-Strategy Credit Fund, Inc.	2,090	39,313
	BlackRock Debt Strategies Fund, Inc.	92,414	334,539
	BlackRock Resources & Commodities Strategy Trust	231,376	2,110,149
†	Boulder Growth & Income Fund, Inc.	856,000	7,224,640
	Brookfield Global Listed Infrastructure Income Fund, Inc.	268,084	4,436,790
	CBRE Clarion Global Real Estate Income Fund	8,549	68,050
	Central Securities Corp.	71,840	1,532,347
	Cohen & Steers Quality Income Realty Fund, Inc.	131,686	1,407,723
	Cohen & Steers REIT and Preferred Income Fund, Inc.	260,887	4,562,914
	Delaware Enhanced Global Dividend & Income Fund	96,182	1,039,727
	Deutsche Strategic Income Trust	9,749	108,311
	Duff & Phelps Global Utility Income Fund, Inc.	184,000	3,260,480
	Eaton Vance New Jersey Municipal Income Trust	27,181	315,571
	Eaton Vance Pennsylvania Municipal Income Trust	100	1,153
†	First Trust Aberdeen Global Opportunity Income Fund	522,000	5,700,240
	First Trust High Income Long/Short Fund	87,233	1,364,324
	First Trust Strategic High Income Fund II	134,194	1,775,387
	Gabelli Global Utility & Income Trust	56,187	1,021,008
†	General American Investors Co., Inc.	66,910	2,329,137
	Global High Income Fund, Inc.	384,064	3,260,703
	Invesco Pennsylvania Value Municipal Income Trust	5,219	62,941
†	Liberty All Star Equity Fund	996,561	5,730,226
	Managed High Yield Plus Fund, Inc.	41,570	74,410
†	Morgan Stanley China A Share Fund, Inc.	186,000	6,309,120
	Morgan Stanley Emerging Markets Debt Fund, Inc.	201,854	1,818,704
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	208,132	1,800,342
	Neuberger Berman Real Estate Securities Income Fund, Inc.	1,308,400	6,201,816
	Nuveen Diversified Commodity Fund	147,000	1,750,770
	Nuveen Global High Income Fund	363,136	6,068,003
	Nuveen Maryland Premium Income Municipal Fund	117,175	1,435,394
	Nuveen Michigan Quality Income Municipal Fund	30,494	404,046
	Nuveen Municipal Market Opportunity Fund, Inc.	112,900	1,456,410
	Nuveen New Jersey Dividend Advantage Municipal Fund	206,020	2,647,357
	Nuveen North Carolina Premium Income Municipal Fund	40,122	509,148

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
		Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
	Nuveen Quality Income Municipal Fund, Inc.	162,000	$2,161,080
	Nuveen Quality Municipal Fund, Inc.	105,070	1,325,983
	Pacholder High Yield Fund, Inc.	71,336	494,358
	RMR Real Estate Income Fund	229,000	4,245,660
	Royce Global Value Trust, Inc.	32,873	273,175
	Royce Micro-Cap Trust, Inc.	50,989	470,118
	Sprott Focus Trust, Inc.	159,083	1,126,308
	Templeton Emerging Markets Income Fund	9,009	96,486
	Terra Capital PLC Fund	1,500,000	1,305,000
	The Cushing MLP Total Return Fund	1,004,000	3,694,720
	The GDL Fund	614,000	6,256,660
	Tri-Continental Corp.	127,000	2,691,130
	Wells Fargo Advantage Multi-Sector Income Fund	16,400	207,624
	Western Asset Emerging Markets Debt Fund, Inc.	24,352	364,306
	Western Asset Emerging Markets Income Fund, Inc.	481,050	5,161,667
	Western Asset Global Partners Income Fund, Inc.	500	4,585
	Western Asset Worldwide Income Fund, Inc.	124,221	1,346,556

	Total Closed-End Funds (Cost $131,662,671)		127,256,512

COMMON STOCKS - 0.91%

	Financials - 0.91%
	* Federal Home Loan Mortgage Corp.	510,000	1,127,100

	Total Common Stocks (Cost $1,122,000)		1,127,100

SHORT-TERM INVESTMENT - 0.11%
	§ Fidelity Institutional Money Market Funds, 0.11%	133,303	133,303

	Total Short-Term Investment (Cost $133,303)		133,303

Total Value of Investments (Cost $132,917,974 (a)) - 103.51%			$128,516,915

Liabilities in Excess of Other Assets - (3.51)%			(4,353,365)

	Net Assets - 100%		$124,163,550

*	Non-income producing investment
†	All or a portion of the security is pledged as collateral for margin borrowings.
§	Represents 7 day effective yield

The following acronyms and abbreviations are used in this portfolio:
	PLC - Public Limited Company
	MLP - Master Limited Partnership		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015

	Summary of Investments
		% of Net
		Assets	Value
	Closed-End Funds	102.49%	$127,256,512
	Financials	0.91%	1,127,100
	Short-Term Investment	0.11%	133,303
	Liabilities in Excess of Other Assets	-3.51%	(4,353,365)
	Total	100.00%	$124,163,550

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$755,011
	Aggregate gross unrealized depreciation			(5,156,071)

	Net unrealized depreciation			$(4,401,060)

				(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$127,256,512	$127,256,512	$-	$-
Common Stocks	1,127,100	1,127,100	-	-
Short-Term Investment	133,303	133,303	-	-
Total	$128,516,915	$128,516,915	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/Katherine M. Honey
Katherine M. Honey
Date: August 21, 2015	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Katherine M. Honey
Katherine M. Honey
Date: August 21, 2015	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/Ashley E. Harris
Date: August 21, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy